Related Party and Dow Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended
	Jun. 17, 2014	Jun. 30, 2014	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Transaction services fees				$ 282.5	$ 303.2	$ 317.6
Related party sales				6.5	8.2	9.5
Related party purchases				290.3	274.4	269.1
IPO expenses directly related to the offering	5.1
Minimum [Member]
Related Party Transaction [Line Items]
Percentage of issued and outstanding interest in joint venture				20.00%
Maximum [Member]
Related Party Transaction [Line Items]
Percentage of issued and outstanding interest in joint venture				50.00%
Master Outsourcing Services Agreement ("MOSA") [Member]
Related Party Transaction [Line Items]
Related party agreement term				5 years
Second Amended and Restated Master Outsourcing Services Agreement ("SAR MOSA") [Member]
Related Party Transaction [Line Items]
Related party effective agreement date				Jun. 01, 2013
Related party agreement expiration date				Dec. 31, 2020
Related party agreement notice period for termination				2 years
notice period for non-renewal to the other party				6 months
Estimated minimum contractual obligations due in 2015				20.0
Estimated minimum contractual obligations due thereafter				32.0
Second Amended and Restated Site Services Agreements ("SAR SSAs") [Member]
Related Party Transaction [Line Items]
Related party agreement term				25 years
Related party effective agreement date				Jun. 01, 2013
Related party agreement notice period for termination				12 months
Related party agreement notice period for termination				15 months
Transaction services fees				233.7	235.1	214.5
Second Amended and Restated Site Services Agreements ("SAR SSAs") [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party contractual commitments period				45 months
Second Amended and Restated Site Services Agreements ("SAR SSAs") [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party contractual commitments period				60 months
Other Agreements [Member]
Related Party Transaction [Line Items]
Transaction services fees				48.8	68.1	103.1
Dow [Member]
Related Party Transaction [Line Items]
Percentage of issued and outstanding interest in joint venture				50.00%
Payment for termination of agreement		32.5		32.5
Related party sales				343.8	294.7	311.4
Related party purchases				2,196.0	2,336.5	2,654.7
Related party, Accounts receivable, net of allowance				18.7	31.6
Related party, Accounts payable				156.9	218.9
Bain Capital [Member]
Related Party Transaction [Line Items]
Transaction services fees				27.9	18.6	4.6
Payment for termination of agreement		23.3		23.3
Management fee expenses				2.4	4.7	4.6
Transaction Services Agreement, period				10 years
Percentage of advisory fees				1.00%
IPO expenses directly related to the offering	2.2
Debt issuance cost			$ 13.9